Long-Term Debt and Financial Liabilities	12 Months Ended
Dec. 31, 2018
Long-Term Debt and Financial Liabilities [Abstract]
Long-Term Debt and Financial Liabilities
7.	Long-Term Debt and Financial Liabilities:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	December 31, 2018	December 31, 2017
Secured loan facilities and other financial liabilities	198,607	196,450
Less: Deferred financing costs	(3,386)	(1,429)
Total	195,221	195,021
Less - current portion	(16,195)	(19,216)
Long-term portion	179,026	175,805
Secured credit facilities
On March 6, 2015, the Company entered into a loan agreement with Alpha Bank A.E., for a secured loan facility in an amount of $8,750. The loan was used to partially finance the acquisition of the Leadership. The loan bears interest of LIBOR plus a margin of 3.75% with quarterly interest payments. The loan is guaranteed by the Company and is secured by a first priority mortgage over the vessel. The facility places a restriction on the Company's ability to distribute dividends to its shareholders. The amount of the dividends so declared shall not exceed 50% of Seanergy's net income except in case the cash and marketable securities are equal or greater than the amount required to meet Seanergy's consolidated installment and debt interest payments for the following eighteen-month period. On December 23, 2015, the Company amended the loan agreement with Alpha Bank A.E. in order to (i) defer from December 31, 2015, to June 30, 2018, the requirement that the Company maintain a corporate leverage ratio (as defined in the loan facility) that does not exceed 75% and (ii) defer from December 31, 2015, to June 30, 2018, the requirement that the Company maintain a ratio of EBITDA to net interest expense (as defined in the loan facility) that is not less than 2:1. On July 28, 2016, the Company further amended the loan agreement with Alpha Bank A.E. in order to defer part of the then next four installments to the final maturity date. Following the reduction of the four installments that was added to the balloon installment, 80% of Leadership's excess earnings (as defined in the loan agreement) during each financial year starting from 2016, shall be applied by Alpha Bank towards payment of the deferred amount until same is fully repaid. On a consolidated basis, we are required to (i) maintain a corporate leverage ratio, as defined in the loan agreement, that will not be (a) at the end of December 31, 2018 higher than 0.85:1.0, the compliance with such obligation to be tested on each financial semester starting from July 1, 2018; (b) on March 31, 2019 higher than 0.80:1.0 and (c) starting from June 1, 2019 and at the end of each accounting period higher than 0.75:1.0, (ii) from July 1, 2018 the consolidated interest cover ratio (EBITDA to Net Interest Expense) shall not be (a) until and including the 31, March 2019, lower than 1.2:1 and (b) as from April 1, 2019 until the expiration of the Security Period, lower than 2:1, and (iii) liquidity in a specified amount. In addition, from July 1, 2017, the borrower shall ensure that the market value of the vessel plus any additional security to total facility outstanding shall not be less than 125%. The outstanding loan balance of $5,703 as of December 31, 2018 is repayable in five consecutive quarterly installments being $250 each, and a balloon installment of $4,453 payable on the final maturity date, March 17, 2020.
On September 1, 2015, the Company entered into a loan agreement with Hamburg Commercial Bank AG, formerly known as HSH Nordbank AG, for a secured loan facility in an amount of $44,430, or the HCOB Facility. The loan was fully drawn down in 2015 and was used to pay for the acquisition of the vessels Geniuship and Gloriuship. The loan is repayable in quarterly installments being approximately $1,049 each, along with a balloon installment of $28,837 payable on the final maturity date, June 30, 2020. On July 2, 2018, the Company made a prepayment of $3,000, as per the terms of the loan facility. The loan bears interest of LIBOR plus margin 3.75% until the full repayment of the facility, with quarterly interest payments. The loan facility is secured by a first priority mortgage over the two vessels. On March 28, 2018, the Company signed an amendment to the HCOB Facility by which: i) the application of the security cover requirement (as defined in the loan facility) was waived until September 30, 2018, ii) the security cover percentage requirement was amended as follows: 100% during the period commencing on October 1, 2018 and ending on March 31, 2019, 111% during the period commencing on April 1, 2019 and ending on September 30, 2019, and 120% thereafter, iii) the Leverage Ratio covenant was redefined to reflect Net debt / Total assets (as defined in the loan facility) and the relevant threshold was amended to: no more than 85% during the period commencing on June 30, 2018 and ending on December 31, 2018, no more than 80% during the period commencing on January 1, 2019 and ending on March 31, 2019, and no more than 75% thereafter, iv) the ratio of EBITDA to net interest payments (as defined in the loan facility) was amended to: no less than 1.2 times during the period commencing on June 30, 2018 and ending on March 31, 2019, and no less than 2 times thereafter and v) the liquidity covenant applicable on the Company as guarantor was amended to include restricted cash. As of December 31, 2018, the amount outstanding under the facility was $35,134.
On September 11, 2015, the Company entered into a facility agreement with UniCredit Bank AG, for a secured loan facility in an amount of $52,705. The loan was fully drawn down in 2015 and was made available to partially finance the acquisition of the vessels Premiership, Gladiatorship and Guardianship. The loan is repayable in eight quarterly installments being $1,552 each, along with a balloon installment of $29,425 payable on the final maturity date, December 28, 2020. The loan bears interest of LIBOR plus a margin of 3.20% with quarterly interest payments. On September 25, 2017, the Company entered into a supplemental letter in order to defer the installment due on September 25, 2017 to October 2, 2017. On April 30, 2018, the Company signed a supplemental letter with UniCredit Bank A.G. by which: i) the Leverage Ratio covenant was redefined to reflect the Group’s Net Debt / Consolidated Market Value adjusted assets (excluding cash, cash equivalents and restricted cash) and relevant threshold was amended to: no more than 85% during the period commencing on May 1, 2018 and ending on December 31, 2018, no more than 80% during the period commencing on January 1, 2019 and ending on March 31, 2019 and no more than 75% for the remaining part of the security period, ii) the ratio of EBITDA to net interest payments was amended to: not less than 1.2 times during the period commencing on May 1, 2018 and ending on March 31, 2019 and not less than 2 times for the remaining part of the security period and iii) the security cover percentage requirement was amended as follows: not to be less than 100% during the period commencing on May 1, 2018 and ending on September 30, 2018, not to be less than 111% during the period commencing on October 1, 2018 and ending on June 30, 2019 and not to be less than 120% for the remaining part of the security period. On November 22, 2018, the Company amended and restated the facility to (i) release the respective vessel-owning subsidiaries of the Gladiatorship and the Guardianship as borrowers and (ii) to include the vessel-owning subsidiary of the Fellowship as replacement borrower. The first-priority mortgages over the Gladiatorship and Guardianship and all other securities created in favor of UniCredit for the specific vessels under the UniCredit facility were irrevocably and unconditionally released. The amendment and restatement of the facility did not alter the interest rate, the maturity date, the amortization and the repayment terms of the UniCredit facility or the financial covenants applicable to the Company as guarantor. The amended and restated loan facility is secured by first preferred mortgages and general assignments covering earnings, insurances and requisition compensation over the Premiership and the Fellowship, earnings account pledges, shares security deeds relating to the shares of both vessels' owning subsidiaries, technical and commercial managers' undertakings and, where applicable, charter assignments. As of December 31, 2018, the amount outstanding under the facility was $41,841.
On November 4, 2015, the Company entered into a loan agreement with Alpha Bank A.E., for a secured loan facility in an amount of $33,750. The loan was used to partially finance the acquisition of the Squireship. On November 10, 2015, the Company drew down the $33,750. The loan is repayable in twelve quarterly installments being approximately $844 each along with a balloon installment of $20,250 payable on the final maturity date, November 10, 2021. The loan bears interest of LIBOR plus a margin of 3.50% with quarterly interest payments. The loan is guaranteed by the Company and is secured by a first priority mortgage over the vessel and, following the June 29, 2018 amendment, a second priority mortgage over the Leadership. The facility places a restriction on the Company's ability to distribute dividends to its shareholders. The amount of the dividends so declared shall not exceed 50% of the Company’s net income except in case the cash and marketable securities are equal or greater than the amount required to meet the Company’s consolidated installment and debt interest payments for the following eighteen-month period. On June 29, 2018, the Company further amended the loan agreement with Alpha Bank A.E. Pursuant to the terms of the amendment, i) the ratio of the market value of the Squireship plus any additional security to the total facility outstanding shall not be less than 100% as from April 1, 2019 until March 31, 2020, shall not be less than 111% starting from April 1, 2020 until March 31, 2021 and shall not be less than 125% from April 1, 2021 until the end of the security period, ii) the consolidated interest cover ratio (EBITDA to Net Interest Expense) shall not be (a) until and including March 31, 2019 lower than 1.2:1, the compliance with such obligation to be tested on each Financial Semester Day starting from July 1, 2018 and (b) as from April 1, 2019 until the expiration of the security period, lower than 2:1, the compliance with such obligation to be tested on each Financial Semester Day starting from April 1, 2019 and iii) the Corporate Leverage Ratio as defined in the loan agreement will not be (a) at the end of December 31, 2018 higher than 0.85:1.0, the compliance with such obligation to be tested on each Financial Semester Day starting from July 1, 2018; (b) on March 31, 2019 higher than 0.80:1.0 and (c) starting from June 1, 2019 and at the end of each Accounting Period higher than 0.75:1.0, the compliance with such obligation to be tested on each Financial Semester Day starting from June 30, 2019. As of December 31, 2018, the amount outstanding under the facility was $30,375.
On December 2, 2015, the Company entered into a facility agreement with Natixis, for a secured loan facility in an amount of $39,412. The loan was used to partially finance the acquisition of the Championship. On December 7, 2015, the Company drew down the $39,412. The loan was repayable in quarterly installments being $985 each along with a balloon installment of $24,637 payable on the final maturity date, February 26, 2021. The loan bore interest of LIBOR plus a margin of 2.50% with quarterly interest payments. The loan was secured by a first priority mortgage over the vessel. On March 7, 2017, the Company entered into a supplemental agreement and a settlement agreement with Natixis to the secured term loan facility dated December 2, 2015.  Under the terms of the supplemental agreement the secured term loan was repayable in four installments: $2,000 due April 28, 2017, $2,000 due June 30, 2017, $3,000 due September 29, 2017, and $32,412 due May 2, 2018.  Under the terms of the settlement agreement, the Company had an option, until September 29, 2017, to satisfy the full amount of the facility by making a prepayment of $28,000, which included any payments made in connection with the first three installment payments made under the supplemental agreement.  Upon such prepayment, the facility would be deemed satisfied in full. On September 29, 2017, Natixis entered into a deed of release and fully discharged the $35,412 outstanding balance of the secured term loan facility obligations to the lender for a total settlement amount of $24,000 on September 29, 2017. The first-priority mortgage over the Championship and all other securities created in favour of Natixis were irrevocably and unconditionally released pursuant to the deed of release. In the third quarter of 2017, the Company recognized a gain from the Natixis refinancing of $11,392, net of $6 refinancing charges and $14 write-off of unamortized deferred financing charges.
On November 28, 2016, the Company entered into a $32,000 secured term loan facility with Northern Shipping Fund III LP, or NSF, to partly finance the acquisition of the two second hand Capesize vessels Lordship and Knightship. The facility bore interest at 11% per annum, which was payable quarterly, and the principal was repayable in four consecutive quarterly installments of $900 each, commencing on March 13, 2019. On June 13, 2018 and June 28, 2018, respectively, NSF entered into deeds of release, with respect to the Lordship and the Knightship, respectively, resulting in a complete release of the facility agreement dated November 28, 2016 after full settlement of the outstanding balance of $32,000. The first-priority mortgages over the Lordship and the Knightship and all other securities created in favor of NSF were irrevocably and unconditionally released pursuant to the deeds of release.
On May 24, 2017, the Company entered into an up to $18,000 term loan facility with Amsterdam Trade Bank N.V. to partially finance the acquisition of the Partnership. The loan bore interest at LIBOR plus a margin of 4.65% per annum which is payable quarterly. The principal was repayable by twenty equal consecutive quarterly installments of $200 each and a balloon installment of $14,000 due on the maturity date, May 26, 2022. On each quarterly repayment date, an additional repayment of at least $10, or an integral multiple of that amount, of any excess cash standing in the vessel’s operating account would applied towards reducing the balloon installment. Excess cash, as defined in the loan facility, was any amount above $1,000. The aggregate amount of the additional repayments would not exceed $3,600. As of December 31, 2018, the aggregate amount of the additional repayments was $410. The loan was made available in two drawdowns: (i) $13,250 was drawn down on May 26, 2017 and (ii) $4,750 was drawn down on June 22, 2017. The loan facility required that the borrower would maintain in aggregate $500 as minimum liquidity. The loan was secured by a first priority mortgage and general assignment covering earnings, insurances and requisition compensation over the vessel, an earnings account pledge, shares security deed relating to the shares of the vessel's owning subsidiary, technical and commercial managers' undertakings and a charter assignment.
On September 25, 2017, in order to partially fund the refinancing of the Natixis facility, the Amsterdam Trade Bank loan facility was amended and restated, increasing the loan amount of the facility by an additional tranche of $16,500, or Tranche B. The principal of Tranche B was repayable by quarterly installments in addition to a balloon installment of any outstanding indebtedness due on the maturity date, May 26, 2022. The amendment and restatement of the facility did not alter the interest rate, the maturity date, the amortization and the repayment terms of the existing tranche under the loan facility, or the financial covenants applicable to the Company as guarantor. The amended and restated loan facility was secured by first preferred mortgages and general assignments covering earnings, insurances and requisition compensation over the Partnership and Championship, earnings account pledges, shares security deeds relating to the shares of both vessels' owning subsidiaries, technical and commercial managers' undertakings and, where applicable, charter assignments. On May 18, 2018, the Company signed a supplemental agreement with Amsterdam Trade Bank N.V. by which: i) the ratio of EBITDA to net interest payments was amended to: not less than 1.2 times during the period commencing on June 30, 2018 and ending on June 29, 2019 and not less than 2 times from June 30, 2019 and for the remaining part of the security period and ii) the Leverage Ratio was amended to: no more than 85% during the period commencing on June 30, 2018 and ending on March 30, 2019, no more than 80% during the period commencing on March 31, 2019 and ending on June 29, 2019 and no more than 75% during the period commencing on June 30, 2019 and for the remaining part of the security period. On November 7, 2018, Amsterdam Trade Bank entered into a deed of release with respect to the Championship, releasing the underlying borrower in full after the settlement of the outstanding balance of $15,700 pertaining to the specific vessel tranche. The first-priority mortgage over the Championship and all other securities created in favor of Amsterdam Trade Bank for the specific vessel tranche were irrevocably and unconditionally released pursuant to the deed of release. The second-priority mortgage over the Championship and all other securities created in favor of Jelco were also irrevocably and unconditionally released pursuant to a separate deed of release. As of December 31, 2018, the amount outstanding under the facility was $16,390. On February 15, 2019, Amsterdam Trade Bank N.V. entered into a further deed of release with respect to the Partnership resulting in a complete release of the facility agreement after full settlement of the outstanding balance of $16,390 (Note 14(g)). On February 13, 2019, the Company entered into a new loan facility with Amsterdam Trade Bank N.V. (Note 14(c)).
On June 11, 2018, the Company entered into a $24,500 loan agreement with Blue Ocean maritime lending funds managed by EnTrustPermal for the purpose of refinancing the outstanding indebtedness of the Lordship under the previous loan facility with NSF dated November 28, 2016. The borrower under the facility is the applicable vessel-owning subsidiary and the facility is guaranteed by the Company. The facility matures in June 2023 and can be extended until June 2025 subject to certain conditions. Specifically, the borrower has the right to sell the vessel back to the lender at a pre-agreed price of $20,800 on the fifth anniversary of the loan utilization (“Year-5 Put Option”). If the borrower elects to exercise the Year-5 Put Option, the lender has the right to extend the termination date of the loan by a further two years, in which case the exercise of the Year-5 Put Option by the borrower shall be cancelled in its entirety. Furthermore, the borrower has the right to sell the ship back to the lender at a pre-agreed price of $15,000 on the seventh anniversary of the loan utilization (“Year-7 Put Option”). If the borrower elects to exercise the Year-7 Put Option then the lenders will be obliged to purchase the ship at the pre-agreed price. The new facility is secured by a first priority mortgage over the vessel, general assignment covering earnings, insurances and requisition compensation, an account pledge agreement and a share pledge agreement concerning the respective vessel-owning subsidiary and technical and commercial managers' undertakings. The new loan facility bears a weighted average all-in interest rate of 11.4% and 11.2% assuming a maturity date in June 2023 or in June 2025, respectively. The principal obligation amortizes in 20 or 28 quarterly installments, with a balloon payment of $15,300 or $9,500 due at maturity, assuming a maturity date in June 2023 or in June 2025, respectively.  The facility also imposes certain customary operating covenants. Certain of these covenants may significantly limit or prohibit, among other things, the borrower's ability to incur additional indebtedness, create liens, sell capital shares of subsidiaries, engage in mergers, or sell the vessel without the consent of the relevant lenders. As of December 31, 2018, the amount outstanding under the facility was $24,100.
Each secured facility is secured by a first priority mortgage over the respective vessel. As of December 31, 2018, the Company was in compliance with all debt covenants in effect with respect to its secured facilities.
Other Financial Liabilities - Sale and Leaseback Transactions
On June 28, 2018, the Company entered into a $26,500 sale and leaseback agreement for the Knightship with Hanchen Limited (“Hanchen”), an affiliate of AVIC International Leasing Co., Ltd., for the purpose of refinancing the outstanding indebtedness of the Knightship under the previous loan facility with NSF dated November 28, 2016. The Company's wholly-owned subsidiary (“Charterer”) sold and chartered back the vessel on a bareboat basis for an eight year period, having a purchase obligation of $5,299 at the end of the eighth year and having the option to repurchase the Knightship at any time following the second anniversary of the bareboat charter. Under ASC 842-40, the transaction was accounted for as a financial liability. The bareboat charter is secured by a general assignment covering earnings, insurances and requisition compensation, an account pledge agreement and a share pledge agreement of the shares of the Charterer and technical and commercial managers' undertakings. The Company provided a guarantee to Hanchen.
Of the $26,500, $18,550 were cash proceeds, $6,625 was withheld by Hanchen as an upfront charterhire upon the delivery of the vessel, and an amount of $1,325, included in “Deposits assets, non-current” in the consolidated balance sheet, was paid as a deposit by the Charterer to Hanchen upon the delivery of the vessel in order to secure the due observance and performance by the Charterer of its obligations and undertakings as per the sale and leaseback agreement. The deposit can be set off against the balloon payment at maturity. The Charterer is required to maintain a value maintenance ratio (as defined in the additional clauses of the bareboat charter) of at least 120%. In addition, the bareboat charter requires the Charterer to maintain an amount of $1,325 (Note 4) until the second anniversary of the delivery date or if earlier, a sub-charter in form and substance acceptable to Hanchen is available. The charterhire principal bears interest at LIBOR plus a margin of 4% and amortizes in thirty two consecutive equal quarterly installments of approximately $456 along with a balloon payment of $5,299 at maturity on June 29, 2026. The charterhire principal, as of December 31, 2018, is $18,964.
On November 7, 2018, the Company entered into a $23,500 sale and leaseback agreement for the Championship with Cargill International SA (“Cargill”) for the purpose of refinancing the outstanding indebtedness of the Championship under the previous loan facility with Amsterdam Trade Bank N.V. dated September 25, 2017. The Company sold and chartered back the vessel from Cargill on a sub-bareboat basis for a five year period, having a purchase obligation at the end of the fifth year and subsequently entered into a five-year time charter with Cargill. Under ASC 842-40, the transaction was accounted for as a financial liability. The sub-bareboat charter is secured by an account pledge agreement and technical and commercial managers' undertakings. The Company is required to maintain an amount of $1,600 which will be used at the vessel repurchase (Note 4). Moreover, under the subject sale and leaseback agreement, an additional tranche was provided to the Company for an amount of up to $2,750 for the purpose of financing the cost associated with the acquisition and installation on board the Championship of an open loop scrubber system. As of December 31, 2018, $2,170 remains from this additional tranche, which is included in "Deposits assets, non-current" in the consolidated balance sheet, with the balance of $580 having been paid towards the acquisition and installation of the open loop scrubber system. The subject tranche has been placed in an escrow account included in "Deposits assets, non-current" in the consolidated balance sheet, in the name of Cargill and will be made available gradually subject to certain progress milestones. The cost of the financing is equivalent to an expected fixed interest rate of 4.71% for five years. The sale and leaseback agreement does not include any financial covenants or security value maintenance provisions. The Company has continuous options to buy back the vessel during the whole five-year sale and leaseback period at predetermined prices as set forth in the agreement and at the end of which period it has a purchase obligation at $14,051. Additionally, at the time of purchase, if the market value of the vessel is greater than a floor price, the Company will pay to Cargill 20% of the difference between the market price and the floor price. The floor price, as set forth in the agreement, starts at $30,000 on November 7, 2018, and amortizes to $22,773 at the end of the five year term.  The Company has concluded that such contingency shall not be accrued in the consolidated financial statements, since information available does not indicate that it is probable that a liability has been incurred as of the latest balance sheet date and cannot be estimated. Moreover, as part of the transaction, the Company has issued 120,000 of its common shares to Cargill which are subject to customary statutory registration requirements. The fair market value of the shares on the date issued to Cargill will be amortized over the lease term using the effective interest method.  The unamortized balance is classified in other financial liabilities on the consolidated balance sheet. The charterhire principal amortizes in sixty monthly installments averaging approximately $167 each along with a balloon payment of $14,051, including the additional scrubber tranche, at maturity on November 7, 2023. The charterhire principal, as of December 31, 2018, is $26,101.
The borrowers under each of the existing financing arrangements are the applicable vessel owning subsidiaries or bareboat charterers of the vessels, as applicable, and the facilities are guaranteed by Seanergy Maritime Holdings Corp.
At December 31, 2018, eight of the Company's owned vessels, having a net carrying value of $187,415, were subject to first and second priority mortgages as collateral to their loan facilities. In addition, the Company's two bareboat chartered vessels, having a net carrying value of $55,799 at December 31, 2018, collateralized the Company's bareboat lease agreements.
The annual principal payments required to be made after December 31, 2018, are as follows:

Twelve month periods ending	Amount
2019	17,273
2020	84,511
2021	31,190
2022	20,868
Thereafter	44,765
Total	198,607